Fair Value of Assets and Liabilities - Loans, Loan Servicing Rights, Related Notes and Certificates (Details) 10Q - LendingClub Corp [Member] - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 4,026,755	$ 4,311,984
Loans held for sale	9,409	9,048
Securities available for sale at fair value	246,940	287,137
Servicing assets	22,360	21,398
Total assets	4,305,464	4,629,567
Notes and certificates	4,034,357	4,320,895
Servicing liabilities	2,311	2,846
Loan trailing fee liability	5,814	4,913
Total liabilities	4,042,482	4,328,654
Loans	4,026,755	4,311,984	$ 4,556,081
Loans held for sale	9,409	9,048
Securities available for sale at fair value	246,940	287,137	297,211
Servicing assets		21,398	10,250
Total assets		4,629,567	4,863,542
Notes and certificates	4,034,357	4,320,895	4,571,583
Servicing liabilities		2,846	3,973
Loan trailing fee liability		4,913
Total liabilities		4,328,654	4,575,556
US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	19,621	19,623
US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		19,623	16,578
Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	20,094	27,501
Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		25,364	54,409
Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	4,992	10,766
Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		10,766	6,988
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		181,223
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	167,187	181,223	215,751
Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	17,000	20,164
Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		27,501
U.S. Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	2,495	2,496
U.S. Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		2,496	3,485
Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	15,551	19,623
Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		20,164
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Loans held for sale	0	0
Securities available for sale at fair value	246,940	287,137
Servicing assets	0	0
Total assets	246,940	287,137
Notes and certificates	0	0
Servicing liabilities	0	0
Loan trailing fee liability	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans
Loans held for sale
Securities available for sale at fair value		287,137	297,211
Servicing assets
Total assets		287,137	297,211
Notes and certificates
Servicing liabilities
Loan trailing fee liability
Total liabilities
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	19,621	19,623
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		19,623	16,578
Fair Value, Inputs, Level 2 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	20,094	25,364
Fair Value, Inputs, Level 2 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		25,364	54,409
Fair Value, Inputs, Level 2 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	4,992	10,766
Fair Value, Inputs, Level 2 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		10,766	6,988
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	167,187	181,223
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		181,223	215,751
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	17,000	27,501
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		27,501
Fair Value, Inputs, Level 2 [Member] | U.S. Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	2,495	2,496
Fair Value, Inputs, Level 2 [Member] | U.S. Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		2,496	3,485
Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	15,551	20,164
Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value		20,164
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	4,026,755	4,311,984
Loans held for sale	9,409	9,048
Securities available for sale at fair value	0	0
Servicing assets	22,360	21,398
Total assets	4,058,524	4,342,430
Notes and certificates	4,034,357	4,320,895
Servicing liabilities	2,311	2,846
Loan trailing fee liability	5,814	4,913
Total liabilities	4,042,482	4,328,654
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans		4,311,984	4,556,081
Loans held for sale		9,048
Securities available for sale at fair value
Servicing assets		21,398	10,250
Total assets		4,342,430	4,566,331
Notes and certificates		4,320,895	4,571,583
Servicing liabilities		2,846	3,973
Loan trailing fee liability		4,913
Total liabilities		4,328,654	4,575,556
Fair Value, Inputs, Level 3 [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value
Fair Value, Inputs, Level 3 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value
Fair Value, Inputs, Level 3 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value
Fair Value, Inputs, Level 3 [Member] | U.S. Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | U.S. Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value
Fair Value, Inputs, Level 3 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Loans held for sale	0	0
Securities available for sale at fair value	0	0
Servicing assets	0	0
Total assets	0	0
Notes and certificates	0	0
Servicing liabilities	0	0
Loan trailing fee liability	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans
Loans held for sale
Securities available for sale at fair value
Servicing assets
Total assets
Notes and certificates
Servicing liabilities
Loan trailing fee liability
Total liabilities
Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value
Fair Value, Inputs, Level 1 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value
Fair Value, Inputs, Level 1 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value
Fair Value, Inputs, Level 1 [Member] | U.S. Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | U.S. Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value
Fair Value, Inputs, Level 1 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value	$ 0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale at fair value